General Information - Additional Information (Detail) - Employees	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of general information [Line Items]
Country of Incorporation	Bermuda
Address of entity	World Trade Center Schiphol, Schiphol Boulevard 223, 1118 BH Schiphol
Description of nature operations and principal activities	Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance.
Bottom of range [member]
Disclosure of general information [Line Items]
Number of employees	12,100	12,500